Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Forward contracts-asset position	$ 134	$ 124
Fair Value, Recurring [Member]
Forward contracts-asset position	134	124
Interest rate swaps-asset position		1,229
Interest rate swaps-liability position	(10,017)	(830)
Total	(9,883)	523
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contracts-asset position	0	0
Interest rate swaps-asset position		0
Interest rate swaps-liability position	0	0
Total	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contracts-asset position	134	124
Interest rate swaps-asset position		1,229
Interest rate swaps-liability position	(10,017)	(830)
Total	(9,883)	523
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contracts-asset position	0	0
Interest rate swaps-asset position		0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0